Business Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 30, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 200,178	$ 168,813	$ 177,604	$ 144,194	$ 690,789
Total gross profit	78,637	68,660	70,524	53,021	270,842
Segment, Shrink Management Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	134,332	114,509	113,276	88,003	450,120
Total gross profit	56,203	52,672	50,467	39,361	198,703
Segment, Apparel Labeling Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	51,060	41,759	51,749	40,399	184,967
Total gross profit	15,035	10,101	14,904	6,621	46,661
Segment, Retail Merchandising Solutions [Member]
Segment Reporting Information [Line Items]
Total revenues	14,786	12,545	12,579	15,792	55,702
Total gross profit	$ 7,399	$ 5,887	$ 5,153	$ 7,039	$ 25,478